Revenues (Tables)	12 Months Ended
Jun. 30, 2018
Revenues
Schedule of revenues
	06.30.18	06.30.17	06.30.16
Base rent	2,589,799	2,029,990	1,548,213
Contingent rent	718,625	624,990	587,630
Admission rights	343,420	300,933	207,190
Parking fees	236,323	192,749	153,213
Commissions	123,284	107,580	84,815
Averaging of scheduled rent escalation	29,456	90,197	42,832
Property management fees	65,833	52,303	41,213
Others	21,714	10,550	7,595
Total revenues from rentals and services	4,128,454	3,409,292	2,672,701
Sale of trading properties	103,197	98,792	1,159
Total revenues from sale of properties	103,197	98,792	1,159
Other revenues	555	891	1,013
Other revenues	555	891	1,013
Total revenues from sales, rentals and services	4,232,206	3,508,975	2,674,873
Expenses and collective promotion fund	1,717,000	1,488,187	1,183,627
Total revenues from expenses and collective promotion funds	1,717,000	1,488,187	1,183,627
Total revenues	5,949,206	4,997,162	3,858,500